Description of Business, Organization, and Basis of Presentation - Schedule of Operations of the VIEs (Details) - Variable Interest Entities [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Operations of the VIEs [Line Items]
Revenue	¥ 1,261,363,850	¥ 1,352,486,176	¥ 1,437,398,097
Net income	¥ 397,516,115	¥ 495,371,047	¥ 381,273,670